Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of aggregate debt maturities

As of December 31, 2012, aggregate debt maturities are as follows:

2013	$4,499,442
2014	439,487

Total debt at maturity value	4,938,929
Less unamortized discount	(55,948)

Total carrying value of debt	$4,882,981